Organization - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 15, 2021 HKD ($) shares	Feb. 19, 2021	Dec. 31, 2013 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2024 CNY (¥) Customer shares	Dec. 31, 2023 CNY (¥) Customer shares	Dec. 31, 2022 Customer	Dec. 31, 2024 USD ($) shares	Jun. 27, 2022	Feb. 22, 2017	Jun. 30, 2016	Jun. 23, 2008
Summary of Investment Holdings [Line Items]
Ordinary shares, shares issued					479,288,580	483,398,100		479,288,580
Ordinary shares, shares outstanding					479,288,580	483,398,100		479,288,580
No of ordinary shares per Ads after division | Customer					4	4	4
No of ordinary shares per Ads before division | Customer					1
Global Offering Including Over Allotment Option [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering	24,738,400
Global Offering Over Allotment Option [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering	4,544,000
Global Offering [Member]
Summary of Investment Holdings [Line Items]
Net proceeds from Global offering | $	$ 4,294,850
American Depositary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering			8,993,000
Proceeds from issuance of shares | $			$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering				2,424,801
Proceeds from issuance of shares | $				$ 97,340
Class A Ordinary Shares [Member]
Summary of Investment Holdings [Line Items]
Shares converted into Class A ordinary shares from Class B ordinary shares during the period				6,964,612
VIE Structure Concentration Risk [Member] | Net Revenues [Member] | Customer [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage					11.50%	13.50%	12.70%
VIE Structure Concentration Risk [Member] | Assets, Total [Member] | Customer [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage					7.10%	7.30%
VIE Structure Concentration Risk [Member] | Liabilities, Total [Member] | Customer [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage					7.20%	8.30%
Exclusive technical consulting and service agreements [Member]
Summary of Investment Holdings [Line Items]
Extension option in agreement term		10 years
Exclusive technical consulting and service agreements [Member] | Maximum [Member]
Summary of Investment Holdings [Line Items]
Term of agreement		30 years
Telstra Holdings Pty Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent									55.00%			100.00%
Selling Shareholders of Cheerbright, China Topside and Norstar [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by selling shareholders									45.00%
Ping An Insurance (Group) Company of China Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent					46.90%			46.90%		6.50%	47.40%
Affiliated Entity [Member] | Consolidated VIEs [Member]
Summary of Investment Holdings [Line Items]
Amounts due from related parties, current					¥ 112,970	¥ 244,650		$ 15,480
Inter-company payables					¥ 415,440	¥ 389,570		$ 56,920